Commitments, contingent assets and liabilities (Details) € in Millions, ¥ in Millions	Sep. 21, 2017 CNY (¥)	Sep. 21, 2017 EUR (€)	Nov. 10, 2016 CNY (¥)	Nov. 10, 2016 EUR (€)	Aug. 24, 2016 CNY (¥)	Aug. 24, 2016 EUR (€)	Apr. 11, 2016 CNY (¥)	Apr. 11, 2016 EUR (€)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 01, 2015 CNY (¥)	Dec. 01, 2015 EUR (€)
Commitments, contingent assets and liabilities
Capital commitments									¥ 6.2	€ 0.8
Meimai
Commitments, contingent assets and liabilities
Capital commitments											¥ 19.2	€ 2.6
Capital contribution payment	¥ 3.5	€ 0.4	¥ 1.6	€ 0.2	¥ 1.4	€ 0.2	¥ 6.5	€ 0.9